SHARE-BASED COMPENSATION - Additional Information (Details)							1 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 05, 2021 USD ($) $ / shares shares	Nov. 10, 2021 shares	Aug. 27, 2018 USD ($) shares	Aug. 21, 2018 USD ($) $ / shares shares	Oct. 13, 2017 USD ($) $ / shares shares	Aug. 21, 2018 $ / shares shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Jan. 05, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 10, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | $									$ 1,334,173		$ 1,334,173		$ 1,334,173
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								0	0	0	0
Exercisable Options, Average Remaining Contractual life (years)								6 months 7 days	6 months 7 days
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture					487,057
Exercise price (per share) | $ / shares														$ 1.29
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture							487,057
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥								¥ 0		¥ 0		¥ 0
Share-based compensation | $									$ 0
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense								¥ 39,263,485	$ 5,862,215	¥ 6,140,037		¥ 7,944,835
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								7,292,331	7,292,331	0	0
Restricted stock closing price | $ / shares																$ 1.60
Restricted shares issued for services (in shares)						180,000
Outstanding Restricted Shares, Number								2,167,331	2,167,331
Shares outstanding										0	0	0	0
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeiture								128,672	128,672	188,662	188,662	250,086	250,086
Restricted shares | Employees And Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock closing price | $ / shares						$ 5.11
Restricted shares | Senior Manager
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | $									$ 1,500,000
Shares outstanding										188,662	188,662	250,086	250,086
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)								2 years 8 months 1 day	2 years 8 months 1 day
Restricted shares | Senior Manager | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding								128,672	128,672
Restricted shares | Senior Manager | Class B ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding								4,100,000	4,100,000
Restricted shares | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥								¥ 10,200,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $	$ 1,694,000	$ 4,175,000
Restricted stock closing price | $ / shares	$ 1.06	$ 1.67
Granted during the period	1,600,000	2,500,000
Restricted shares | August 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $	$ 1,708,024				$ 2,523,240
Restricted stock closing price | $ / shares	$ 1.04				$ 6.45		$ 6.45
Granted during the period					391,200		1,642,331
Restricted shares | August 2018 | Independent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued				1,050,000
Stock issued value for services | $				$ 1,354,500
Restricted Class A Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥								8,935,920		¥ 0		¥ 33,927
Share-based compensation								¥ 4,500,000	$ 700,000
Restricted shares issued for services (in shares)			500,000
Shares outstanding								1,550,000	1,550,000	0	0	0	0
Restricted Class A Ordinary Shares | Independent Company
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock closing price | $ / shares															$ 1.31
Restricted Class A Ordinary Shares | Employees And Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value | $						$ 919,800